NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund (formerly, NVIT	NVIT Federated High Income Bond Fund
Wells Fargo Discovery Fund)	NVIT Government Bond Fund
NVIT Amundi Multi Sector Bond Fund	NVIT Government Money Market Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT International Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT International Index Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Core Plus Bond Fund)	NVIT Mid Cap Index Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Multi-Manager Mid Cap Value Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Small Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Multi-Manager Small Cap Value Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)	NVIT Multi-Manager Small Company Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Neuberger Berman Multi Cap Opportunities Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)	NVIT NS Partners International Focused Growth Fund
NVIT Bond Index Fund	(formerly, NVIT AllianzGI International Growth Fund)
NVIT Columbia Overseas Value Fund	NVIT Real Estate Fund
NVIT Core Bond Fund	NVIT S&P 500 Index Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Short Term Bond Fund
NVIT Emerging Markets Fund	NVIT Small Cap Index Fund

Supplement dated February 16, 2023
to the Statement of Additional Information (“SAI”) dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective February 21, 2023, the SAI is amended as follows:

a.	The fourth paragraph on page 58 of the SAI, under the heading “Disclosure of Portfolio Holdings,” is deleted in its entirety and replaced with the following:

Except for the NVIT Jacobs Levy Large Cap Growth Fund and NVIT Jacobs Levy Large Cap Core Fund, each Fund posts onto the Trust’s internet site (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. The NVIT Government Money Market Fund posts onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day or subsequent calendar day of the prior month and maintains such portfolio holdings information for no less than six months after posting. All Funds (including the NVIT Jacobs Levy Large Cap Growth Fund and NVIT Jacobs Levy Large Cap Core Fund), disclose their complete portfolio holdings information to the SEC using Form N-PORT within 60 days of the end of the third month of the first and third quarters of the Funds' fiscal year and on Form N-CSR on the second and fourth quarters of the Funds' fiscal year. The NVIT Government Money Market Fund discloses its complete portfolio holdings information to the SEC on Form N-CSR and files monthly reports using Form N-MFP. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE